REPORTABLE SEGMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Revenue	$ 2,772,241	$ 2,922,241
Loss from operations	(5,382,895)	(5,064,505)
Depreciation and Amortization	70,012	417,726
Depreciation and Amortization	242,997	476,350
AUSTRALIA
Segment Reporting [Line Items]
Revenue	2,743,510	2,920,941
Loss from operations	(4,703,076)	(3,924,549)
Depreciation and Amortization	238,642	471,995
UNITED STATES
Segment Reporting [Line Items]
Revenue	28,731	1,300
Loss from operations	(679,819)	(1,139,956)
Depreciation and Amortization	$ 4,355	$ 4,355